Net Mortgage Loan Servicing Fees (Tables)	12 Months Ended
Dec. 31, 2016
Text Block [Abstract]
Summary of Net Mortgage Loan Servicing Fees

Net mortgage loan servicing fees are summarized below:

	Year ended December 31,
	2016	2015	2014
	(in thousands)
From non-affiliates:
Servicing fees (1)	$131,833	$102,147	$80,008
Effect of MSRs:
Carried at lower of amortized cost or fair value:
Amortization	(65,647)	(43,982)	(31,911)
Provision for impairment	(2,728)	(3,229)	(5,138)
Gain on sale	11	187	46
Carried at fair value—change in fair value	(12,524)	(7,072)	(16,648)
Gains on hedging derivatives	2,271	481	11,527
	(78,617)	(53,615)	(42,124)
	53,216	48,532	37,884
From PFSI-MSR recapture income	1,573	787	9
Net mortgage loan servicing fees	$54,789	$49,319	$37,893
Average servicing portfolio	$49,626,758	$38,450,379	$30,720,168

(1)	Includes contractually specified servicing and ancillary fees.